INVESTMENTS IN AFFILIATES (Inksure Technologies, Inc. Narrative) (Details) (Inksure Technologies, Inc. [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Mar. 30, 2010
Inksure Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock purchased	5,400,000
Cost of stock purchased	$ 675
Ownership interest	23.90%		23.00%	27.40%
Equity loss from investment in affiliate		(675)
Carrying value
Underlying net assets			170
Market value			$ 496